Other Information (Tables)	12 Months Ended
Dec. 31, 2017
Other Information [Abstract]
Schedule of key management personnel compensation
in € thousands	2015	2016	2017
Short-term benefits	147	481	693
Other employment benefits	-	25	-
Post-employment benefits	24	-	-
Share-based payments	599	884	1,522
Total compensation	770	1,390	2,215

Schedule of future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations
	December 31,
in € thousands	2016	2017
Less than one year	389	1,220
Between one and five years	814	1,371
More than five years	-	-
Total	1,203	2,591